Intangible assets (Details 2) £ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)
Notes and other explanatory information [abstract]
378,163 ADSs issued at market value	£ 219	$ 274
Promissory note forgiven	197	250
Historical liabilities settled	655	820
Quarterly payment obligation	1,997	2,494
Cash paid to Adhera			£ 237	$ 300
Number of adss valued at the Offer price issued to Adhera Loan Noteholders			159	201
Pre-funded warrants at the Offering price issued to Adhera Loan Noteholders			1,422	1,799
Recognised as intangible asset purchase	£ 3,068	$ 3,838	2,938	3,718
Number of adss at the Offer price issued to Melior			£ 1,120	$ 1,418